Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.7%
Aerospace & Defense — 0.5%
Hexcel Corp.	10,649	$775,780
Banks — 4.6%
M&T Bank Corp.	16,689	2,427,248
Wells Fargo & Co.	70,561	4,089,716
		6,516,964
Beverages — 3.1%
Constellation Brands, Inc., Class A	16,141	4,386,478
Biotechnology — 0.6%
Vertex Pharmaceuticals, Inc.*	1,965	821,390
Building Materials — 1.8%
Johnson Controls International PLC	39,646	2,589,677
Chemicals — 2.6%
FMC Corp.	21,157	1,347,701
Linde PLC	5,055	2,347,137
		3,694,838
Commercial Services — 1.5%
Robert Half, Inc.	27,574	2,186,067
Computers — 1.1%
Accenture PLC, Class A	4,385	1,519,885
Diversified Financial Services — 6.1%
Cboe Global Markets, Inc.	8,109	1,489,867
Interactive Brokers Group, Inc., Class A	22,843	2,551,791
The Charles Schwab Corp.	63,104	4,564,943
		8,606,601
Electric — 6.1%
CMS Energy Corp.	36,472	2,200,720
NextEra Energy, Inc.	59,428	3,798,044
Sempra	20,268	1,455,850
Xcel Energy, Inc.	21,909	1,177,609
		8,632,223
Electrical Components & Equipment — 1.4%
Emerson Electric Co.	16,957	1,923,263
Entertainment — 0.7%
TKO Group Holdings, Inc.	12,384	1,070,101
Food — 1.4%
General Mills, Inc.	15,509	1,085,165
The Hershey Co.	4,537	882,446
		1,967,611
Healthcare Products — 4.8%
Boston Scientific Corp.*	41,922	2,871,238
Thermo Fisher Scientific, Inc.	6,693	3,890,038
		6,761,276
Household Products & Wares — 1.3%
The Clorox Co.	12,310	1,884,784
	Number of Shares	Value†

Insurance — 5.4%
American International Group, Inc.	42,270	$3,304,246
Prudential PLC, ADR	48,661	937,698
Reinsurance Group of America, Inc.	17,657	3,405,682
		7,647,626
Internet — 1.6%
Alphabet, Inc., Class A*	14,911	2,250,517
Machinery — Diversified — 2.8%
The Toro Co.	14,583	1,336,240
Westinghouse Air Brake Technologies Corp.	17,835	2,598,203
		3,934,443
Media — 2.7%
The Walt Disney Co.	30,796	3,768,199
Mining — 1.7%
Alcoa Corp.	70,772	2,391,386
Miscellaneous Manufacturing — 1.9%
3M Co.	24,825	2,633,188
Office & Business Equipment — 2.0%
Zebra Technologies Corp., Class A*	9,565	2,883,274
Oil & Gas — 6.3%
Chevron Corp.	27,323	4,309,930
ConocoPhillips	24,847	3,162,526
EOG Resources, Inc.	11,820	1,511,069
		8,983,525
Oil & Gas Services — 1.1%
Schlumberger N.V.	28,561	1,565,428
Packaging and Containers — 1.6%
Ball Corp.	34,529	2,325,873
Pharmaceuticals — 10.2%
AbbVie, Inc.	14,516	2,643,364
Bristol-Myers Squibb Co.	51,954	2,817,465
McKesson Corp.	3,644	1,956,281
Neurocrine Biosciences, Inc.*	15,624	2,154,862
Sanofi S.A., ADR	51,026	2,479,864
Zoetis, Inc.	13,978	2,365,217
		14,417,053
Retail — 5.1%
BJ's Wholesale Club Holdings, Inc.*	28,601	2,163,666
Dollar Tree, Inc.*	18,170	2,419,335
Lithia Motors, Inc.	4,636	1,394,787
Papa John's International, Inc.	18,722	1,246,885
		7,224,673
Semiconductors — 5.8%
Micron Technology, Inc.	35,557	4,191,815
ON Semiconductor Corp.*	30,387	2,234,964
Texas Instruments, Inc.	10,345	1,802,202
		8,228,981

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Shipbuilding — 1.9%
Huntington Ingalls Industries, Inc.	9,021	$2,629,351
Software — 1.9%
Fiserv, Inc.*	16,969	2,711,986
Toys, Games & Hobbies — 2.1%
Hasbro, Inc.	51,578	2,915,189
Transportation — 2.0%
CSX Corp.	76,086	2,820,508
TOTAL COMMON STOCKS (Cost $114,099,258)		132,668,138

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 4.0%
Invitation Homes, Inc.	70,074	2,495,335
Mid-America Apartment Communities, Inc.	24,097	3,170,684
		5,666,019
Industrial — 0.9%
First Industrial Realty Trust, Inc.	25,419	1,335,514
Office Property — 0.5%
Cousins Properties, Inc.	26,853	645,546
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,128,153)		7,647,079

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $2,578,130)	2,578,130	2,578,130
TOTAL INVESTMENTS — 100.9% (Cost $124,805,541)		$142,893,347
Other Assets & Liabilities — (0.9)%		(1,272,334)
TOTAL NET ASSETS — 100.0%		$141,621,013

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
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